RELATED PARTIES:	12 Months Ended
Dec. 31, 2014
RELATED PARTIES [Abstract]
RELATED PARTIES

NOTE 15 - RELATED PARTIES:

	Year ended December 31
	2014	2013	2012

	U.S. dollars in thousands
Directors' fees	$246	$143	$21

At December 31, 2014, there were 141,966 options outstanding with an average exercise price of $4.16 that were granted to directors. At December 31, 2014, 131,766 out of these options were exercisable. As to restricted shares granted to the Chairman and the previous Vice Chairman of the Board of Directors, see Note 10c.